Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Property, Plant and Equipment
Property and equipment consisted of the following (in thousands):

	As of
	September 30, 2016	December 31, 2015
Leasehold improvements	$2,061	$2,046
Computer equipment	5,369	4,345
Software	1,136	885
Capitalization of internal-use software	2,925	2,925
Furniture and equipment	931	853
Total	12,422	11,054
Accumulated depreciation	(6,510)	(4,158)
Property and equipment, net	$5,912	$6,896

Property and equipment are stated at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective asset as follows:

Software	3–5 years
Computer equipment	3 years
Furniture and equipment	5–7 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives of the improvements
Property and equipment consisted of the following (in thousands):

	As of December 31,
	2015	2014
Leasehold improvements	$2,046	$1,058
Computer equipment	4,345	3,247
Software	885	874
Capitalization of internal-use software	2,925	291
Furniture and equipment	853	301
Total	11,054	5,771
Accumulated depreciation	(4,158)	(2,141)
Property and equipment, net	$6,896	$3,630

Schedules of Concentration of Risk, by Risk Factor
Revenue from customers representing 10% or more of total revenue for the respective years, is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
Revenue:
Customer A	*	14%	16%
  * Less than 10%
Accounts receivable from customers representing 10% or more of total accounts receivable as of the respective dates is summarized as follows:

	As of December 31,
	2015	2014
Accounts Receivable:
Customer B	*	12%
Customer C	19%	19%
 * Less than 10%